Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
13. Discontinued Operations
     The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through March 31, 2011.
     The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2010, 2009 and 2008 (amounts in thousands).

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$96,340	$188,335	$290,794

Total revenues	96,340	188,335	290,794

EXPENSES (1)
Property and maintenance	26,992	57,269	83,019
Real estate taxes and insurance	10,085	21,392	32,034
Property management	—	—	(62)
Depreciation	24,712	48,863	74,267
General and administrative	36	34	29

Total expenses	61,825	127,558	189,287

Discontinued operating income	34,515	60,777	101,507

Interest and other income	653	120	504
Other expenses	—	(1)	—
Interest (2):
Expense incurred, net	(7,825)	(8,786)	(10,640)
Amortization of deferred financing costs	(234)	(582)	(75)
Income and other tax (expense) benefit	(47)	1,161	1,841

Discontinued operations	27,062	52,689	93,137
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$325,018	$387,988	$485,994

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
     For the properties sold during 2010 and the first three months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2009 were $560.8 million and $108.5 million, respectively. For the properties sold during the first three months of 2011, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2010 were $135.3 million and $11.0 million, respectively.